Segment Information (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Net licensing revenue	$ 13,821,000	$ 8,863,000	$ 11,546,000	$ 10,432,000
Design and service fee revenue	1,161,000	1,288,000	1,619,000	2,271,000
Design and licensing revenues	14,982,000	10,151,000	13,165,000	12,703,000
Net retail sales	381,000	162,000	203,000	0
Total revenues	15,363,000	10,313,000	13,368,000	12,703,000
Operating income (loss):
Total operating income (loss)	(3,000)	1,733,000	1,856,000	5,693,000
Depreciation and amortization :
Total depreciation and amortization	756,000	663,000	893,000	856,000
Capital expenditures:
Total capital expenditures	645,000	268,000	412,000	117,000
Long Lived Assets
Total Trademarks and other intangibles, net	69,692,000		45,308,000	45,835,000
Total property and equipment	1,449,000		1,153,000	1,113,000
Design And Licensing [Member]
Operating income (loss):
Total operating income (loss)	1,465,000	1,966,000	2,195,000	5,693,000
Depreciation and amortization :
Total depreciation and amortization	667,000	653,000	873,000	856,000
Capital expenditures:
Total capital expenditures	189,000	127,000
Long Lived Assets
Total Trademarks and other intangibles, net	69,692,000		45,308,000	45,835,000
Total property and equipment	845,000		939,000	1,113,000
Retail [Member]
Operating income (loss):
Total operating income (loss)	(1,468,000)	(233,000)	(339,000)	0
Depreciation and amortization :
Total depreciation and amortization	89,000	10,000	20,000	0
Capital expenditures:
Total capital expenditures	456,000	141,000
Long Lived Assets
Total Trademarks and other intangibles, net	0		0	0
Total property and equipment	$ 604,000		$ 214,000	$ 0